DEBT INSTRUMENTS IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2022
DEBT INSTRUMENTS IN ISSUE.
Schedule of bonds issued

Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2022

Issuer	Currency		Face value(1)	Balance COP	Rate Range
Bancolombia S.A.	Local	COP	4,642,404	4,708,586	13.06%-17.92%
Bancolombia S.A.(2)(3)	Foreign	USD	2,256,397	10,501,036	3.02%-7.03%
Banistmo S.A. y filiales	Foreign	USD	687,913	3,344,759	1.80%-5.00%
Banco Agrícola S.A.(4)	Foreign	USD	125,640	603,865	5.45%-6.41%
Bancolombia Panamá S.A.	Foreign	USD	70,881	342,793	1.50%-5.65%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	14,876	72,240	3.30%-3.65%
Grupo Agromercantil Holding S.A. y Filiales	Foreign	USD	563	2,709	0.25%-7.25%
Total				19,575,988

(1) Face value is in US dollar for foreign currency bonds.

(2) On September 11, 2022, the decrease was due to the maturity of titles for USD 695,000.

(3) See Note 18.1 Issue of Bancolombia S.A. sustainable ordinary bonds.

(4) See Note 18.2 Issue of Banco Agrícola S.A. ordinary bonds.

As of December 31, 2021

Issuer	Currency		Face value(1)	Balance COP	Rate Range
Bancolombia S.A.(2)	Local	COP	4,158,757	4,190,777	4.35%-10.30%
Bancolombia S.A.	Foreign	USD	2,967,644	11,449,784	0.30%-5.19%
Banistmo S.A. y filiales	Foreign	USD	1,079,981	4,334,751	1.20%-5.00%
Banco Agrícola S.A.	Foreign	USD	162,000	644,557	5.60%-6.40%
Bancolombia Panamá S.A.	Foreign	USD	113,413	457,155	0.45%-3.75%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	3,645	14,575	0.95%-0.95%
Grupo Agromercantil Holding S.A. y Filiales	Foreign	USD	569	2,265	0.25%-7.25%
Total				21,093,864

(1) Face value is in US dollar for foreign currency bonds.

(2) See Note 18.1 Issue of Bancolombia S.A. sustainable ordinary bonds.

The following table shows the detail of the bonds classified by currency, term and type of issue:

As of December 31, 2022

	Less than	Between	Between
Issuer	1 year	1 and 3 years	3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,225,276	1,225,276
Ordinary bonds	-	-	165,495	3,317,815	3,483,310
Foreign currency
Subordinated bonds(1)	-	-	-	6,026,739	6,026,739
Ordinary bonds	402,714	609,437	619,232	7,209,280	8,840,663
Total	402,714	609,437	784,727	17,779,110	19,575,988
(1)	In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

Issuer	Less than	Between	Between
	1 year	1 to 3 years	3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,213,988	1,213,988
Ordinary bonds	-	-	164,753	2,812,036	2,976,789
Foreign currency
Subordinated bonds(1)	-	-	-	7,753,417	7,753,417
Ordinary bonds	408,859	205,913	331,131	8,203,767	9,149,670
Total	408,859	205,913	495,884	19,983,208	21,093,864

(1) In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

Schedule of detailed information about debt securities in issue by maturity

The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2022	December 31, 2021
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	1,898,469	5,697,371
More than twelve months after the reporting period	17,677,519	15,396,493
Total	19,575,988	21,093,864